FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments

September 30, 2021

(Unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value
RETAILING — 0.2%
Copper Earn Out Trust(a)(b)(c)	7,803	$81,932
Copper Property CTL Pass Through Trust(a)(b)(c)	58,520	1,148,455
		$1,230,387
ENERGY — 0.2%
PHI Group, Inc.(b)(d)	23,814	$333,396
PHI Group, Inc., Restricted(b)(d)	51,478	720,692
		$1,054,088

TOTAL COMMON STOCKS — 0.4% (Cost $1,555,635)		$2,284,475

RIGHTS — 0.0%
MIDSTREAM - OIL & GAS — 0.0%
Windstream Rights Offering(a)(b)(c)(d) (Cost $372,781)	11,258	$163,241

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.9%
AGENCY — 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates K042 A1 — 2.267% 6/25/2024	$156,363	$159,846
Freddie Mac Multifamily Structured Pass Through Certificates K024 A2 — 2.573% 9/25/2022	93,000	94,520
Government National Mortgage Association 2019-39 A — 3.100% 5/16/2059	208,346	209,552
		$463,918
AGENCY STRIPPED — 0.3%
Government National Mortgage Association 2015-19 IO, VRN — 0.325% 1/16/2057(e)	$1,526,640	$35,417
Government National Mortgage Association 2015-7 IO, VRN — 0.555% 1/16/2057(e)	1,748,850	53,887
Government National Mortgage Association 2020-75, VRN — 0.973% 2/16/2062(e)	6,692,510	533,886
Government National Mortgage Association 2020-42 IO, VRN — 1.012% 3/16/2062(e)	3,940,444	316,531
Government National Mortgage Association 2020-71, VRN — 1.123% 1/16/2062(e)	3,974,597	331,857
Government National Mortgage Association 2020-43, VRN — 1.284% 11/16/2061(e)	2,755,166	238,534
		$1,510,112
NON-AGENCY — 10.5%
A10 Bridge Asset Financing LLC 2020-C A — 2.021% 8/15/2040(f)	$574,063	$577,045
ACRE Commercial Mortgage Ltd. 2021-FL4 A, 1M USD LIBOR + 0.830% — 0.917% 12/18/2037(e)(f)	641,893	639,639
ACRES Commercial Realty Ltd. 2021-FL1 A, 1M USD LIBOR + 1.200% — 1.284% 6/15/2036(e)(f)	2,604,000	2,603,190
Arbor Realty CLO Ltd. 2021-FL2 A, 1M USD LIBOR + 1.100% — 1.184% 5/15/2036(e)(f)	364,000	364,001
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL1 A, 1M USD LIBOR + 0.970% — 1.054% 12/15/2035(e)(f)	2,210,000	2,210,005
AREIT Trust 2019-CRE3 A, 1M USD LIBOR + 1.020% — 1.185% 9/14/2036(e)(f)	288,837	288,734
BDS 2021-FL8 A, 1M USD LIBOR + 0.920% — 1.005% 1/18/2036(e)(f)	988,000	987,390
BDS Ltd. 2019-FL4 A, 1M USD LIBOR + 1.100% — 1.184% 8/15/2036(e)(f)	1,101,477	1,101,419

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
BDS Ltd. 2019-FL4 AS, 1M USD LIBOR + 1.400% — 1.484% 8/15/2036(e)(f)	$268,000	$268,095
BPCRE Ltd. 2021-FL1 A, 1M USD LIBOR + 0.850% — 0.934% 2/15/2037(e)(f)	2,006,811	2,005,561
BX Commercial Mortgage Trust 2021-VOLT E, 1M USD LIBOR + 2.000% — 2.100% 9/15/2036(e)(f)	1,410,000	1,411,766
BX Commercial Mortgage Trust 2021-VOLT F, 1M USD LIBOR + 2.400% — 2.500% 9/15/2036(e)(f)	1,111,000	1,112,393
BXMT Ltd. 2021-FL4 A, 1M USD LIBOR + 1.050% — 1.134% 5/15/2038(e)(f)	2,899,000	2,899,893
Citigroup Commercial Mortgage Trust 2012-GC8 AAB — 2.608% 9/10/2045	198,716	200,019
Citigroup Commercial Mortgage Trust 2013-GC11 AAB — 2.690% 4/10/2046	31,613	31,989
Citigroup Commercial Mortgage Trust 2013-GC11 A3 — 2.815% 4/10/2046	744,604	762,639
Citigroup Commercial Mortgage Trust 2012-GC8 A4 — 3.024% 9/10/2045	290,149	292,482
Citigroup Commercial Mortgage Trust 2013-GC11 A4 — 3.093% 4/10/2046	90,000	92,619
Citigroup Commercial Mortgage Trust 2013-GC11 AS — 3.422% 4/10/2046	800,000	822,258
COMM 2013-CCRE7 Mortgage Trust 2013-CR7 A4 — 3.213% 3/10/2046	1,153,226	1,189,952
COMM Mortgage Trust 2012-CR5 A3 — 2.540% 12/10/2045	874,342	885,856
COMM Mortgage Trust 2013-LC6 A4 — 2.941% 1/10/2046	1,428,567	1,455,872
COMM Mortgage Trust 2012-CR2 A4 — 3.147% 8/15/2045	297,000	299,883
COMM Mortgage Trust 2015-CR22 A3 — 3.207% 3/10/2048	179,000	180,082
CoreVest American Finance Trust 2018-1 A — 3.804% 6/15/2051(f)	339,657	347,146
Grand Avenue CRE Ltd. 2019-FL1 AS, 1M USD LIBOR + 1.500% — 1.584% 6/15/2037(e)(f)	730,000	729,771
Greystone CRE Notes Ltd. 2021-FL3 A, 1M USD LIBOR + 1.020% — 1.104% 7/15/2039(e)(f)	3,000,000	2,997,200
GS Mortgage Securities Corp. II 2015-GC30 AAB — 3.120% 5/10/2050	356,665	369,327
GS Mortgage Securities Corp. Trust 2012-ALOH A — 3.551% 4/10/2034(f)	988,000	987,414
Hawaii Hotel Trust I 2019-MAUI C, 1M USD LIBOR + 1.650% — 1.734% 5/15/2038(e)(f)	1,384,000	1,381,407
HERA Commercial Mortgage Ltd. 2021-FL1 A, 1M USD LIBOR + 1.050% — 1.137% 2/18/2038(e)(f)	2,823,000	2,823,640
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11 A4 — 2.694% 4/15/2046	92,885	94,862
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI A — 2.798% 10/5/2031(f)	602,000	602,066
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3 — 2.829% 10/15/2045	468,258	474,650
JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC A — 3.093% 7/5/2032(f)	897,163	908,245
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 AS — 3.424% 10/15/2045(f)	687,000	697,623
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	706,025	738,669
KREF Ltd. 2021-FL2 A, 1M USD LIBOR + 1.070% — 1.154% 2/15/2039(e)(f)	834,000	834,099
LCCM Trust 2021-FL2 A, 1M USD LIBOR + 1.200% — 1.284% 12/13/2038(e)(f)	390,000	389,878
LoanCore Issuer Ltd. 2021-CRE4 A, 1M USD LIBOR + 0.914% — 0.965% 7/15/2035(e)(f)	845,609	845,345
LoanCore Issuer Ltd. 2019-CRE3 A, 1M USD LIBOR + 1.050% — 1.134% 4/15/2034(e)(f)	618,353	618,159
LoanCore Issuer Ltd. 2021-CRE5 A, 1M USD LIBOR + 1.300% — 1.384% 7/15/2036(e)(f)	363,000	363,000
MF1 Ltd. 2021-FL7 A, 1M USD LIBOR + 1.080% — 1.175% 10/18/2036(e)(f)	2,750,000	2,750,860

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
MF1 Ltd. 2020-FL4 A, 1M USD LIBOR + 1.700% — 1.865% 11/15/2035(e)(f)	$585,000	$588,654
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A4 — 2.858% 11/15/2045	201,549	204,136
PFP Ltd. 2021-7 A, 1M USD LIBOR + 0.850% — 0.934% 4/14/2038(e)(f)	2,499,875	2,500,105
Ready Capital Commercial Mortgage LLC 2021 FL5 A, 1M USD LIBOR + 1.000% — 1.086% 4/25/2038(e)(f)	1,010,000	1,009,684
Shelter Growth CRE Issuer Ltd. 2021-FL3 A, 1M USD LIBOR + 1.080% — 1.175% 9/15/2036(e)(f)	462,000	462,001
STWD Ltd. 2021-FL2 A, 1M USD LIBOR + 1.200% — 1.284% 4/18/2038(e)(f)	1,468,000	1,468,443
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A, 1M USD LIBOR + 1.130% — 1.214% 11/15/2037(e)(f)	1,055,091	1,055,087
TRTX Issuer Ltd. 2019-FL3 A, 1M USD LIBOR + 1.264% — 1.315% 10/15/2034(e)(f)	453,000	452,999
UBS Commercial Mortgage Trust 2012-C1 A3 — 3.400% 5/10/2045	1,762,928	1,765,738
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5 — 2.850% 12/10/2045	1,697,000	1,727,236
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 — 3.091% 8/10/2049	1,278,781	1,298,365
VCC Trust 2020-MC1 A, VRN — 4.500% 6/25/2045(e)(f)	297,702	297,375
VNDO E Mortgage Trust 2012-6AVE A — 2.996% 11/15/2030(f)	109,000	111,340
VNDO E Mortgage Trust 2012-6AVE B — 3.298% 11/15/2030(f)	1,250,000	1,274,395
Wells Fargo Commercial Mortgage Trust 2012-LC5 A3 — 2.918% 10/15/2045	1,179,532	1,193,797
Wells Fargo Commercial Mortgage Trust 2014-LC18 ASB — 3.244% 12/15/2047	643,848	669,611
WFRBS Commercial Mortgage Trust 2012-C8 AFL, 1M USD LIBOR + 1.000% — 1.084% 8/15/2045(e)(f)	824,426	824,812
WFRBS Commercial Mortgage Trust 2012-C9 A3 — 2.870% 11/15/2045	1,315,860	1,334,835
WFRBS Commercial Mortgage Trust 2012-C8 A3 — 3.001% 8/15/2045	1,254,000	1,261,300
WFRBS Commercial Mortgage Trust 2013-C11 A5 — 3.071% 3/15/2045	243,409	248,440
		$61,384,496

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $63,365,988)		$63,358,526

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.6%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.5%
Fannie Mae REMICS 2012-47 HA — 1.500% 5/25/2027	$153,618	$155,211
Fannie Mae REMICS 2013-35 QB — 1.750% 2/25/2043	661,130	669,903
Fannie Mae REMICS 2012-144 PD — 3.500% 4/25/2042	115,549	121,783
Freddie Mac REMICS 4220 EH — 2.500% 6/15/2028	120,971	124,464
Freddie Mac REMICS 4336 WV — 3.000% 10/15/2025	484,254	488,310
Freddie Mac REMICS 4387 VA — 3.000% 2/15/2026	648,917	659,350
Freddie Mac REMICS 4235 QE — 3.000% 8/15/2031	104,093	106,733
Freddie Mac REMICS 4162 P — 3.000% 2/15/2033	413,674	431,998
		$2,757,752
AGENCY POOL FIXED RATE — 0.0%
Fannie Mae Pool AL1576 — 4.000% 3/1/2027	$153,904	$163,039
Fannie Mae Pool FM1102 — 4.000% 3/1/2031	65,670	69,506
		$232,545
AGENCY STRIPPED — 0.0%
Fannie Mae Interest Strip 284 1 — 0.000% 7/25/2027(g)	$165,329	$157,535

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 5.1%
Bravo Residential Funding Trust 2019-1 A1C — 3.500% 3/25/2058(f)	$346,911	$350,510
Cascade Funding Mortgage Trust 2021-HB6 A, VRN — 0.898% 6/25/2036(e)(f)	915,001	915,163
CFMT LLC 2021-HB5 A, VRN — 0.801% 2/25/2031(e)(f)	1,600,774	1,601,284
CFMT LLC 2020-HB4 A, VRN — 0.946% 12/26/2030(e)(f)	484,104	484,979
CIM Trust 2017-7 A, VRN — 3.000% 4/25/2057(e)(f)	274,866	276,896
CIM Trust 2018-R3 A1, VRN — 5.000% 12/25/2057(e)(f)	422,977	441,755
Finance of America HECM Buyout 2021-HB1 A, VRN — 0.875% 2/25/2031(e)(f)	3,676,310	3,676,272
Finance of America HECM Buyout 2021-HB1 M1, VRN — 1.588% 2/25/2031(e)(f)	804,000	802,840
Finance of America HECM Buyout 2020-HB2 A, VRN — 1.710% 7/25/2030(e)(f)	1,291,997	1,297,242
Nationstar HECM Loan Trust 2020-1A A1, VRN — 1.269% 9/25/2030(e)(f)	1,865,852	1,870,939
Nationstar HECM Loan Trust 2020-1A M1, VRN — 1.472% 9/25/2030(e)(f)	673,000	673,198
Nationstar HECM Loan Trust 2020-1A M2, VRN — 1.972% 9/25/2030(e)(f)	602,000	602,370
Pretium Mortgage Credit Partners I LLC 2021-NPL2 A1 — 1.992% 6/27/2060(f)(h)	2,279,034	2,274,892
PRPM 2020 -3 LLC — 2.857% 9/25/2025(f)(h)	1,342,755	1,352,407
PRPM LLC 2021-2 A1 — 2.115% 3/25/2026(e)(f)	1,261,505	1,263,997
PRPM LLC 2020-5 A1 — 3.104% 11/25/2025(f)(h)	1,421,032	1,429,678
RCO VII Mortgage LLC 2021-2 A1 — 2.116% 9/25/2026(c)(f)(h)	2,555,000	2,555,000
Towd Point Mortgage Trust 2017-2 A1, VRN — 2.750% 4/25/2057(e)(f)	615,885	622,978
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.000% 1/25/2058(e)(f)	38,802	39,861
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.250% 3/25/2058(e)(f)	764,539	790,176
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.250% 7/25/2058(e)(f)	81,394	83,666
VCAT LLC 2021 NPL2 A1 — 2.115% 3/27/2051	1,409,022	1,408,993
VCAT LLC 2021-NPL1 A1 — 2.289% 12/26/2050(f)(h)	393,938	394,837
VOLT C LLC 2021-NPL9 A1 — 1.992% 5/25/2051(f)(h)	1,489,179	1,484,244
VOLT XCIV LLC 2021-NPL3 A1 — 2.240% 2/27/2051(f)(h)	1,501,177	1,501,380
VOLT XCV LLC 2021-NPL4 A1 — 2.240% 3/27/2051(f)(h)	1,603,545	1,604,333
		$29,799,890

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $32,830,628)		$32,947,722

ASSET-BACKED SECURITIES — 62.8%
AUTO — 18.8%
Ally Auto Receivables Trust 2019-1 A4 — 3.020% 4/15/2024	$252,000	$257,785
American Credit Acceptance Receivables Trust 2021-1 B — 0.610% 3/13/2025(f)	303,000	303,032
American Credit Acceptance Receivables Trust 2021-3 B — 0.660% 2/13/2026(f)	806,000	807,238
American Credit Acceptance Receivables Trust 2021-2 B — 0.680% 5/13/2025(f)	400,000	399,833
American Credit Acceptance Receivables Trust 2021-1 C — 0.830% 3/15/2027(f)	4,750,000	4,755,317
American Credit Acceptance Receivables Trust 2020-4 B — 0.850% 12/13/2024(f)	760,000	761,492
American Credit Acceptance Receivables Trust 2021-2 C — 0.970% 7/13/2027(f)	2,670,000	2,677,096
American Credit Acceptance Receivables Trust 2021-3 C — 0.980% 11/15/2027(f)	1,731,000	1,729,138
American Credit Acceptance Receivables Trust 2020-4 C — 1.310% 12/14/2026(f)	3,501,000	3,528,195
American Credit Acceptance Receivables Trust 2020-3 C — 1.850% 6/15/2026(f)	1,033,000	1,048,663
American Credit Acceptance Receivables Trust 2020-2 B — 2.480% 9/13/2024(f)	340,000	342,460
CarMax Auto Owner Trust 2019-3 A3 — 2.180% 8/15/2024	737,470	746,752
CarMax Auto Owner Trust 2019-1 A4 — 3.260% 8/15/2024	200,000	206,301
CarMax Auto Owner Trust 2018-3 A4 — 3.270% 3/15/2024	600,000	612,903
CarMax Auto Owner Trust 2019-1 B — 3.450% 11/15/2024	107,000	111,059

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
CarMax Auto Owner Trust 2018-4 B — 3.670% 5/15/2024	$95,000	$98,270
Drive Auto Receivables Trust 2021-2 B — 0.580% 12/15/2025	2,650,000	2,650,897
Drive Auto Receivables Trust 2021-1 B — 0.650% 7/15/2025	737,000	738,989
Drive Auto Receivables Trust 2021-2 C — 0.870% 10/15/2027	2,324,000	2,324,233
Drive Auto Receivables Trust 2021-1 C — 1.020% 6/15/2027	2,000,000	2,006,073
DT Auto Owner Trust 2021-3A B — 0.580% 11/17/2025(f)	908,000	906,144
DT Auto Owner Trust 2021-1A B — 0.620% 9/15/2025(f)	190,000	189,861
DT Auto Owner Trust 2021-2A B — 0.810% 1/15/2027(f)	394,000	395,076
DT Auto Owner Trust 2021-1A C — 0.840% 10/15/2026(f)	168,000	168,081
DT Auto Owner Trust 2021-3A C — 0.870% 5/17/2027(f)	800,000	797,092
DT Auto Owner Trust 2020-3A B — 0.910% 12/16/2024(f)	395,000	396,214
DT Auto Owner Trust 2021-2A C — 1.100% 2/16/2027(f)	4,000,000	4,008,653
DT Auto Owner Trust 2020-3A C — 1.470% 6/15/2026(f)	2,884,000	2,911,273
DT Auto Owner Trust 2020-2A B — 2.080% 3/16/2026(f)	361,000	364,973
Exeter Automobile Receivables Trust 2021-1A A3 — 0.340% 3/15/2024	377,000	377,189
Exeter Automobile Receivables Trust 2021-1A B — 0.500% 2/18/2025	1,150,000	1,150,766
Exeter Automobile Receivables Trust 2021-2A B — 0.570% 9/15/2025	1,945,000	1,946,699
Exeter Automobile Receivables Trust 2021-3A B — 0.690% 1/15/2026	4,737,000	4,736,999
Exeter Automobile Receivables Trust 2020-3A B — 0.790% 9/16/2024	565,000	566,183
Exeter Automobile Receivables Trust 2020-3A C — 1.320% 7/15/2025	3,084,000	3,105,138
Exeter Automobile Receivables Trust 2020-2A B — 2.080% 7/15/2024(f)	558,763	561,424
Exeter Automobile Receivables Trust 2021-2 2021-1A C — 0.740% 1/15/2026	500,000	500,953
First Investors Auto Owner Trust 2021-1A A — 0.450% 3/16/2026(f)	720,372	720,727
First Investors Auto Owner Trust 2021-2A A — 0.480% 3/15/2027(f)	6,117,649	6,110,846
Ford Credit Auto Lease Trust 2021-B B — 0.660% 1/15/2025	1,055,000	1,052,985
Ford Credit Auto Lease Trust 2021-B C — 0.900% 5/15/2026	1,044,000	1,045,765
Ford Credit Auto Lease Trust 2020-B C — 1.700% 2/15/2025	348,000	353,025
Ford Credit Auto Lease Trust 2020-A A4 — 1.880% 5/15/2023	320,000	323,112
Ford Credit Auto Lease Trust 2020-A B — 2.050% 6/15/2023	1,500,000	1,517,374
Ford Credit Auto Lease Trust 2019-B B — 2.360% 1/15/2023	494,000	496,887
Ford Credit Auto Owner Trust 2019-A A4 — 2.850% 8/15/2024	676,000	693,828
GM Financial Automobile Leasing Trust 2020-3 C — 1.110% 10/21/2024	1,000,000	1,005,371
GM Financial Automobile Leasing Trust 2020-1 B — 1.840% 12/20/2023	255,000	257,941
GM Financial Automobile Leasing Trust 2019-3 B — 2.160% 7/20/2023	300,000	301,504
GM Financial Automobile Leasing Trust 2019-3 C — 2.350% 7/20/2023	300,000	301,336
Honda Auto Receivables Owner Trust 2020-2 A2 — 0.740% 11/15/2022	37,888	37,908
Honda Auto Receivables Owner Trust 2020-1 A3 — 1.610% 4/22/2024	1,007,000	1,017,679
Honda Auto Receivables Owner Trust 2019-3 A3 — 1.780% 8/15/2023	372,872	375,697
Honda Auto Receivables Owner Trust 2019-2 A4 — 2.540% 3/21/2025	1,000,000	1,022,478
Honda Auto Receivables Owner Trust 2019-1 A4 — 2.900% 6/18/2024	355,000	361,647
Honda Auto Receivables Owner Trust 2018-4 A4 — 3.300% 7/15/2025	155,000	157,550
Hyundai Auto Lease Securitization Trust 2020-A A4 — 2.000% 12/15/2023(f)	778,000	786,910
Hyundai Auto Lease Securitization Trust 2020-A B — 2.120% 5/15/2024(f)	2,556,000	2,589,913
Hyundai Auto Receivables Trust 2019-A A4 — 2.710% 5/15/2025	1,000,000	1,022,267
Mercedes-Benz Auto Lease Trust 2020-A A4 — 1.880% 9/15/2025	1,438,000	1,454,968
Nissan Auto Lease Trust 2020-A A4 — 1.880% 4/15/2025	1,442,000	1,458,408
Nissan Auto Receivables Owner Trust 2019-C A3 — 1.930% 7/15/2024	477,441	481,864
Nissan Auto Receivables Owner Trust 2019-A A4 — 3.000% 9/15/2025	252,000	259,431
Nissan Auto Receivables Owner Trust 2018-B A4 — 3.160% 12/16/2024	435,000	443,530

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Prestige Auto Receivables Trust 2020-1A B — 0.770% 10/15/2024(f)	$476,000	$477,187
Prestige Auto Receivables Trust 2019-1A B — 2.530% 1/16/2024(f)	263,000	264,718
Santander Consumer Auto Receivables Trust 2020-AA B — 2.260% 12/15/2025(f)	688,000	699,960
Santander Drive Auto Receivables Trust 2021-2 B — 0.590% 9/15/2025	1,232,000	1,232,504
Santander Drive Auto Receivables Trust 2021-3 B — 0.600% 12/15/2025	5,042,000	5,046,706
Santander Drive Auto Receivables Trust 2020-2 B — 0.960% 11/15/2024	2,770,000	2,778,090
Santander Drive Auto Receivables Trust 2020-3 C — 1.120% 1/15/2026	1,699,000	1,709,624
Santander Retail Auto Lease Trust 2021-C A3 — 0.500% 3/20/2025(f)	2,420,000	2,420,127
Toyota Auto Receivables Owner Trust 2020-A A3 — 1.660% 5/15/2024	1,063,000	1,073,166
Toyota Auto Receivables Owner Trust 2019-C A3 — 1.910% 9/15/2023	154,597	155,743
Toyota Auto Receivables Owner Trust 2019-A A4 — 3.000% 5/15/2024	252,000	259,312
Volkswagen Auto Lease Trust 2019-A A4 — 2.020% 8/20/2024	259,000	261,256
Volkswagen Auto Loan Enhanced Trust 2020-1 A2A — 0.930% 12/20/2022	29,047	29,059
Westlake Automobile Receivables Trust 2021-2A B — 0.620% 7/15/2026(f)	1,230,000	1,225,583
Westlake Automobile Receivables Trust 2021-1A B — 0.640% 3/16/2026(f)	1,809,000	1,812,184
Westlake Automobile Receivables Trust 2020-3A B — 0.780% 11/17/2025(f)	934,000	937,930
Westlake Automobile Receivables Trust 2021-2A C — 0.890% 7/15/2026(f)	2,450,000	2,455,462
Westlake Automobile Receivables Trust 2021-1A C — 0.950% 3/16/2026(f)	330,000	331,276
Westlake Automobile Receivables Trust 2020-3A C — 1.240% 11/17/2025(f)	783,000	789,637
Westlake Automobile Receivables Trust 2020-2A B — 1.320% 7/15/2025(f)	1,674,000	1,686,621
Westlake Automobile Receivables Trust 2020-2A C — 2.010% 7/15/2025(f)	530,000	539,882
Westlake Automobile Receivables Trust 2020-1A C — 2.520% 4/15/2025(f)	2,933,000	2,993,056
World Omni Auto Receivables Trust 2019-C A3 — 1.960% 12/16/2024	553,772	558,945
World Omni Auto Receivables Trust 2017-B B — 2.370% 5/15/2024	350,000	350,581
World Omni Auto Receivables Trust 2018-A B — 2.890% 4/15/2025	1,022,000	1,033,726
World Omni Auto Receivables Trust 2018-B A4 — 3.030% 6/17/2024	1,013,000	1,028,170
World Omni Auto Receivables Trust 2019-A A3 — 3.040% 5/15/2024	372,578	376,448
World Omni Auto Receivables Trust 2019-A B — 3.340% 6/16/2025	252,000	260,173
World Omni Automobile Lease Securitization Trust 2020-A A3 — 1.700% 1/17/2023	792,000	800,567
World Omni Automobile Lease Securitization Trust 2019-B A4 — 2.070% 2/18/2025	338,000	341,064
World Omni Automobile Lease Securitization Trust 2019-B B — 2.130% 2/18/2025	190,000	192,023
World Omni Automobile Lease Securitization Trust 2019-A B — 3.240% 7/15/2024	529,000	529,489
		$109,489,664
COLLATERALIZED LOAN OBLIGATION — 21.7%
ABPCI Direct Lending Fund CLO I LLC 2017-1A ER, 3M USD LIBOR + 7.600% — 7.734% 4/20/2032(e)(f)	$3,062,000	$2,927,581
ABPCI Direct Lending Fund CLO I LLC 2016-1A E2, 3M USD LIBOR + 8.730% — 8.913% 7/20/2033(e)(f)	2,944,000	2,880,012
ABPCI Direct Lending Fund CLO X LP 2020-10A A1A, 3M USD LIBOR + 1.950% — 2.084% 1/20/2032(e)(f)	678,000	678,821
ABPCI Direct Lending Fund IX LLC 2020-9A A1, 3M USD LIBOR + 1.950% — 2.084% 11/18/2031(e)(f)	881,000	882,607
AMMC CLO 16 Ltd. 2015-16A AR2, 3M USD LIBOR + 0.980% — 1.113% 4/14/2029(e)(f)	3,096,242	3,096,273
Barings CLO Ltd. 2021 — 8.799% 7/20/2033(e)(f)	1,460,000	1,429,620
Battalion CLO 18 Ltd. 2020-18A A1, 3M USD LIBOR + 1.800% — 1.926% 10/15/2032(e)(f)	1,052,000	1,052,419

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Blackrock DLF VIII-L CLO Trust 2021-1A A, 3M USD LIBOR + 1.350% — 1.423% 4/17/2032(e)(f)	$2,566,000	$2,565,990
Blackrock Mount Adams CLO IX LP 2021-9A A1, 3M USD LIBOR + 1.370% — 1.506% 9/22/2031(e)(f)	1,395,000	1,395,057
BTC Holdings Fund I, LLC — 2.870% 1/28/2027(b)(c)	2,200,000	2,200,000
Cerberus Loan Funding XXI LP 2017-4A A, 3M USD LIBOR + 1.450% — 1.576% 10/15/2027(e)(f)	38,110	38,113
Cerberus Loan Funding XXIX LP 2020-2A A, 3M USD LIBOR + 1.900% — 2.026% 10/15/2032(e)(f)	2,733,000	2,737,482
Cerberus Loan Funding XXV LP 2018-4RA A1TR, 3M USD LIBOR + 1.530% — 1.656% 10/15/2030(e)(f)	1,247,000	1,247,142
Cerberus Loan Funding XXVI LP 2019-1A AR, 3M USD LIBOR + 1.500% — 1.626% 4/15/2031(e)(f)	436,000	436,282
Cerberus Loan Funding XXVIII LP 2020-1A A, 3M USD LIBOR + 1.850% — 1.976% 10/15/2031(e)(f)	2,412,000	2,412,535
Cerberus Loan Funding XXVIII LP 2020-1A D, 3M USD LIBOR + 5.300% — 5.426% 10/15/2031(e)(f)	2,236,000	2,237,257
Cerberus Loan Funding XXXI LP 2021-1A A, 3M USD LIBOR + 1.500% — 1.626% 4/15/2032(e)(f)	1,598,000	1,598,834
Cerberus Onshore CLO LLC 2021-4A A, 3M USD LIBOR + 1.500% — 2.686% 8/13/2033(e)(f)	2,611,000	2,611,206
Ellington CLO IV Ltd. 2019-4A AR, 3M USD LIBOR + 1.580% — 1.706% 4/15/2029(e)(f)	1,838,000	1,838,305
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1TR, 3M USD LIBOR + 1.550%, — 0.000% 10/15/2033(f)(g)	5,645,000	5,645,000
Fortress Credit Opportunities IX CLO Ltd. 2017-9A ER, 3M USD LIBOR + 8.060%, — 0.000% 10/15/2033(f)(g)	8,814,000	8,593,650
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, 3M USD LIBOR + 1.550% — 1.675% 11/15/2029(e)(f)	2,193,000	2,193,000
Fortress Credit Opportunities IX CLO Ltd. 2017-9A AFR2 — 2.530% 11/15/2029(f)	1,069,000	1,069,000
Fortress Credit Opportunities IX CLO Ltd. 2017-9A C, 3M USD LIBOR + 2.650% — 2.775% 11/15/2029(e)(f)	3,187,000	3,187,000
Fortress Credit Opportunities VI CLO Ltd. 2015-6A A2R, 3M USD LIBOR + 1.600% — 1.719% 7/10/2030(e)(f)	4,000,000	3,994,052
Fortress Credit Opportunities VII CLO Ltd. 2016-7A BR, 3M USD LIBOR + 2.450% — 2.566% 12/15/2028(e)(f)	329,000	327,334
Fortress Credit Opportunities VII CLO Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 7.606% 12/15/2028(e)	246,000	240,239
Golub Capital Partners Clo 38M Ltd. 2018-38A C, 3M USD LIBOR + 2.800% — 2.934% 7/20/2030(e)(f)	1,993,000	1,993,943
Golub Capital Partners TALF LLC 2020-2A A, 3M USD LIBOR + 1.850% — 1.971% 2/5/2030(e)(f)	975,165	978,280
Ivy Hill Middle Market Credit Fund IX Ltd. 9A CR, 3M USD LIBOR + 1.350% — 2.484% 1/18/2030(e)(f)	2,092,000	2,041,978
IVY Hill Middle Market Credit Fund XII Ltd. 12A DR, 3M USD LIBOR + 8.170% — 8.312% 7/20/2033(e)(f)	1,086,000	1,063,548
Ivy Hill Middle Market Credit Fund XVIII Ltd. 18A E, 3M USD LIBOR + 7.750% — 7.934% 4/22/2033(e)(f)	3,766,000	3,673,733

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Kayne CLO 8 Ltd. 2020-8A E, 3M USD LIBOR + 7.150% — 7.276% 7/15/2031(e)(f)	$2,091,000	$2,091,703
KKR CLO 18 Ltd. 18 A, 3M USD LIBOR + 1.270% — 1.404% 7/18/2030(e)(f)	800,000	800,000
LCM XIII LP 13A ARR, 3M USD LIBOR + 1.140% — 1.274% 7/19/2027(e)(f)	800,000	800,184
Madison Park Funding X Ltd. 2012-10A AR3, 3M USD LIBOR + 1.010% — 1.144% 1/20/2029(e)(f)	3,356,017	3,356,366
Madison Park Funding XIII Ltd. 2014-13A AR2, 3M USD LIBOR + 0.950% — 1.084% 4/19/2030(e)(f)	544,889	544,928
Madison Park Funding XXIII Ltd. 2017-23A AR, 3M USD LIBOR + 0.970% — 1.099% 7/27/2031(e)(f)	3,380,000	3,380,774
Madison Park Funding XXV Ltd. 2017-25A A1R, 3M USD LIBOR + 0.970% — 1.095% 4/25/2029(e)(f)	535,000	535,040
Neuberger Berman CLO XV, 3M USD LIBOR + 0.920% — 1.046% 10/15/2029(e)(f)	3,102,000	3,102,347
Ocean Trails CLO IX 2020-9A A1, 3M USD LIBOR + 1.870% — 1.996% 10/15/2029(e)(f)	250,000	250,000
Ocean Trails Clo X 2020-10A A1, 3M USD LIBOR + 1.550% — 1.676% 10/15/2031(e)(f)	1,857,000	1,857,173
OCP CLO Ltd. 2017-13A A1AR, 3M USD LIBOR + 0.960% — 1.076% 7/15/2030(e)(f)	3,328,000	3,327,997
Octagon Investment Partners 48 Ltd. 2020-3A E, 3M USD LIBOR + 7.660% — 7.794% 10/20/2031(e)(f)	471,380	471,661
Octagon Investment Partners XV Ltd. 2013-1A A1RR, 3M USD LIBOR + 0.970% — 0.970% 7/19/2030(e)(f)	4,686,000	4,687,036
OFSI BSL VIII Ltd. 2017-1A AR, 3M USD LIBOR + 1.000% — 1.126% 8/16/2029(e)(f)	2,862,000	2,862,080
Owl Rock CLO III Ltd. 2020-3A A1L, 3M USD LIBOR + 1.800% — 1.934% 4/20/2032(e)(f)	800,000	801,737
Owl Rock CLO VI Ltd. 2021-6A A, 3M USD LIBOR + 1.450% — 1.572% 6/21/2032(e)(f)	3,634,000	3,635,864
Palmer Square CLO Ltd. 2019-1A A1, 3M USD LIBOR + 1.050% — 1.184% 4/20/2027(e)(f)	173,701	173,730
Parliament CLO II Ltd. 2021-2A A, 3M USD LIBOR + 1.350% — 2.536% 8/20/2032(e)(f)	1,756,000	1,756,202
Parliament CLO II Ltd. 2021-2A D, 3M USD LIBOR + 3.700% — 4.886% 8/20/2032(e)(f)	2,646,000	2,646,122
Parliament Funding II Ltd. 2020-1A A, 3M USD LIBOR + 2.450% — 2.584% 8/12/2030(e)(f)	986,000	986,515
TCP Whitney CLO Ltd. 2017-1A ER, 3M USD LIBOR + 8.160% — 8.302% 8/20/2033(e)(f)	2,429,000	2,378,195
Telos CLO Ltd. 2014-5A A1R, 3M USD LIBOR + 0.950% — 1.084% 4/17/2028(e)(f)	75,191	75,192
Telos CLO Ltd. 2013-3A AR, 3M USD LIBOR + 1.300% — 1.434% 7/17/2026(e)(f)	28,867	28,871
VCP CLO II Ltd. 2021-2A A1, 3M USD LIBOR + 1.670% — 1.796% 4/15/2031(e)(f)	3,500,000	3,495,923
VCP CLO II Ltd. 2021-2A E, 3M USD LIBOR + 8.400% — 8.526% 4/15/2031(e)(f)	4,460,000	4,411,805
Venture Xxv Clo Ltd. 2016-25A ARR, 3M USD LIBOR + 1.020% — 1.154% 4/20/2029(e)(f)	483,208	482,664
Whitebox Clo II Ltd. 2020-2A A1, 3M USD LIBOR + 1.750% — 1.875% 10/24/2031(e)(f)	2,586,000	2,587,283
Woodmont Trust 2019-6A A1R, 3M USD LIBOR + 1.480% — 1.606% 7/15/2031(e)(f)	2,657,000	2,657,624
Woodmont Trust, 3M USD LIBOR + 2.000% — 2.134% 10/18/2032(e)(f)	2,799,000	2,804,441
Zais Clo 7 Ltd. 2017-2A A, 3M USD LIBOR + 1.290% — 1.416% 4/15/2030(e)(f)	620,583	619,745
		$126,875,495
CREDIT CARD — 1.1%
American Express Credit Account Master Trust 2019-2 A — 2.670% 11/15/2024	$268,000	$271,663

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
American Express Credit Account Master Trust 2019-2 B — 2.860% 11/15/2024	$1,160,000	$1,175,926
American Express Credit Account Master Trust 2019-1 A — 2.870% 10/15/2024	1,545,000	1,564,244
Barclays Dryrock Issuance Trust 2019-1 A — 1.960% 5/15/2025	869,000	881,334
Capital One Multi-Asset Execution Trust 2019-A2 A2 — 1.720% 8/15/2024	49,000	49,663
Discover Card Execution Note Trust 2019-A1 A1 — 3.040% 7/15/2024	174,000	175,469
Synchrony Card Funding LLC 2019-A2 A — 2.340% 6/15/2025	1,144,000	1,160,248
Synchrony Card Funding LLC 2019-A1 A — 2.950% 3/15/2025	989,000	1,001,183
		$6,279,730
EQUIPMENT — 10.5%
ARI Fleet Lease Trust 2020-A B — 2.060% 11/15/2028(f)	$1,239,000	$1,261,149
ARI Fleet Lease Trust 2018-B A3 — 3.430% 8/16/2027(f)	380,000	385,474
Avis Budget Rental Car Funding AESOP LLC 2017-2A A — 2.970% 3/20/2024(f)	268,000	276,662
Avis Budget Rental Car Funding AESOP LLC 2017-1A A — 3.070% 9/20/2023(f)	2,192,000	2,237,482
Avis Budget Rental Car Funding AESOP LLC 2019-1A A — 3.450% 3/20/2023(f)	254,000	256,064
Chesapeake Funding II LLC 2020-1A C — 2.140% 8/16/2032(f)	368,000	376,074
Chesapeake Funding II LLC — 3.110% 4/15/2031(f)	676,000	691,570
Chesapeake Funding II LLC 2018-2A A1 — 3.230% 8/15/2030(f)	595,459	597,276
CNH Equipment Trust 2020-A A2 — 1.080% 7/17/2023	85,010	85,022
Coinstar Funding LLC 2017-1A A2 — 5.216% 4/25/2047(f)	2,549,823	2,537,969
Daimler Trucks Retail Trust 2019-1 A4 — 2.790% 5/15/2025(f)	1,000,000	1,010,391
Dell Equipment Finance Trust 2021-1 C — 0.810% 5/22/2026(f)	2,100,000	2,100,002
Dell Equipment Finance Trust 2021-2 C — 0.940% 12/22/2026(f)	535,000	534,310
Dell Equipment Finance Trust 2020-2 C — 1.370% 1/22/2024(f)	2,200,000	2,224,011
Dell Equipment Finance Trust 2019-2 A3 — 1.910% 10/22/2024(f)	1,294,342	1,302,445
Dell Equipment Finance Trust 2020-2 D — 1.920% 3/23/2026(f)	6,801,000	6,923,860
Dell Equipment Finance Trust 2019-2 B — 2.060% 10/22/2024(f)	1,073,000	1,084,271
Dell Equipment Finance Trust 2019-1 B — 2.940% 3/22/2024(f)	1,294,000	1,303,043
Dell Equipment Finance Trust 2018-2 C — 3.720% 10/22/2023(f)	1,039,506	1,042,253
Dell Equipment Finance Trust 2020-1 C — 4.260% 6/22/2023(f)	664,000	688,057
Donlen Fleet Lease Funding 2 LLC 2021-2 A2 — 0.560% 12/11/2034(f)	2,625,000	2,628,136
Encina Equipment Finance LLC 2021-1A A2 — 0.740% 12/15/2026(f)	945,000	943,841
Enterprise Fleet Financing LLC 2021-2 A2 — 0.480% 5/20/2027(f)	3,422,000	3,416,903
Enterprise Fleet Financing LLC 2020-1 A2 — 1.780% 12/22/2025(f)	343,264	347,014
Enterprise Fleet Financing LLC 2019-2 A2 — 2.290% 2/20/2025(f)	353,213	356,859
Enterprise Fleet Financing LLC 2019-1 A2 — 2.980% 10/20/2024(f)	342,622	343,947
Enterprise Fleet Financing LLC 2018-3 A2 — 3.380% 5/20/2024(f)	35,999	36,141
Great American Auto Leasing, Inc. 2019-1 B — 3.370% 2/18/2025(f)	252,000	260,817
GreatAmerica Leasing Receivables Funding LLC 2020-1 A3 — 1.760% 8/15/2023(f)	369,000	372,888
GreatAmerica Leasing Receivables Funding LLC 2018-1 B — 2.990% 6/17/2024(f)	255,000	255,828
GreatAmerica Leasing Receivables Funding LLC 2019-1 A4 — 3.210% 2/18/2025(f)	250,000	256,302
HPEFS Equipment Trust 2021-1A C — 0.750% 3/20/2031(f)	1,300,000	1,298,528
HPEFS Equipment Trust 2020-1A A2 — 1.730% 2/20/2030(f)	19,500	19,524
HPEFS Equipment Trust 2020-1A B — 1.890% 2/20/2030(f)	175,000	176,853
HPEFS Equipment Trust 2020-2A C — 2.000% 7/22/2030(f)	711,000	724,368
HPEFS Equipment Trust 2020-1A C — 2.030% 2/20/2030(f)	815,000	823,667
HPEFS Equipment Trust 2020-1A D — 2.260% 2/20/2030(f)	1,000,000	1,018,158
HPEFS Equipment Trust 2019-1A B — 2.320% 9/20/2029(f)	100,000	100,449
HPEFS Equipment Trust 2019-1A D — 2.720% 9/20/2029(f)	4,500,000	4,580,716
HPEFS Equipment Trust 2020-2A D — 2.790% 7/22/2030(f)	2,000,000	2,063,904
John Deere Owner Trust 2019 A A4 — 3.000% 1/15/2026	532,000	543,626

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Kubota Credit Owner Trust 2020-1A A2 — 1.920% 12/15/2022(f)	$133,465	$133,751
Kubota Credit Owner Trust 2018-1A A4 — 3.210% 1/15/2025(f)	730,000	735,341
Navistar Financial Dealer Note Master Trust 2020-1 A, 1M USD LIBOR + 0.950% — 1.036% 7/25/2025(e)(f)	1,572,000	1,578,964
Navistar Financial Dealer Note Master Trust 2020-1 C, 1M USD LIBOR + 2.150% — 2.236% 7/25/2025(e)(f)	1,563,000	1,578,714
NextGear Floorplan Master Owner Trust 2019-2A A2 — 2.070% 10/15/2024(f)	971,000	988,262
NextGear Floorplan Master Owner Trust 2019-1A A2 — 3.210% 2/15/2024(f)	934,000	943,947
NextGear Floorplan Master Owner Trust 2018-2A A2 — 3.690% 10/15/2023(f)	412,000	412,901
Verizon Owner Trust 2019 A A1A — 2.930% 9/20/2023	379,108	382,732
Verizon Owner Trust 2019 A B — 3.020% 9/20/2023	696,000	708,954
Verizon Owner Trust 2019-C A1A — 1.940% 4/22/2024	1,532,000	1,547,310
Verizon Owner Trust 2019-C B — 2.060% 4/22/2024	925,000	945,332
Verizon Owner Trust 2020-A C — 2.060% 7/22/2024	230,000	234,294
Verizon Owner Trust 2019-C C — 2.160% 4/22/2024	290,000	296,182
Verizon Owner Trust 2019-B A1A — 2.330% 12/20/2023	97,307	98,228
Verizon Owner Trust 2019-B B — 2.400% 12/20/2023	1,006,000	1,023,776
Verizon Owner Trust 2019-A C — 3.220% 9/20/2023	200,000	204,637
Verizon Owner Trust 2018-A B — 3.380% 4/20/2023	556,000	561,407
Volvo Financial Equipment LLC 2019-1A A3 — 3.000% 3/15/2023(f)	342,781	344,854
Volvo Financial Equipment LLC 2019-1A A4 — 3.130% 11/15/2023(f)	250,000	255,080
Wheels SPV 2 LLC 2019-1A A3 — 2.350% 5/22/2028(f)	1,033,000	1,051,390
		$61,511,910
OTHER — 10.7%
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A A — 3.199% 12/20/2030(f)	$1,284,000	$1,286,162
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A B — 4.935% 12/20/2030(f)	3,273,000	3,280,996
CARS-DB4 LP 2020-1A A1 — 2.690% 2/15/2050(f)	297,503	305,008
Conn's Receivables Funding LLC 2020-A B — 4.270% 6/16/2025(f)	482,702	484,995
DataBank Issuer 2021-1A C — 4.430% 2/27/2051(f)	1,500,000	1,515,009
Diamond Infrastructure Funding LLC 2021-1A C — 3.475% 4/15/2049(f)	512,000	514,749
Elm Trust 2020-4A A2 — 2.286% 10/20/2029(f)	330,000	328,678
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(f)	362,000	362,634
Elm Trust 2020-4A B — 3.866% 10/20/2029(f)	985,000	981,072
Elm Trust 2020-3A B — 4.481% 8/20/2029(f)	897,000	897,031
FCI Funding LLC 2021-1A A — 1.130% 4/15/2033(f)	534,439	534,765
Golub Capital Partners ABS Funding Ltd. 2021-1A A2 — 2.773% 4/20/2029(f)	1,668,000	1,675,806
Golub Capital Partners ABS Funding Ltd. 2020-1A A2 — 3.208% 1/22/2029(f)	2,267,000	2,276,111
Golub Capital Partners ABS Funding Ltd. 2021-1A B — 3.816% 4/20/2029(f)	1,924,000	1,922,111
Golub Capital Partners ABS Funding Ltd. 2020-1A B — 4.496% 1/22/2029(f)	1,404,000	1,404,642
Gracie Point International Funding 2021-1A A, 1M USD LIBOR + 0.750% — 0.836% 11/1/2023(e)(f)	1,802,994	1,802,994
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(f)	973,751	978,318
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(f)	814,122	820,993
Legal Fee Funding — 8.000% 7/20/2036(f)	299,643	308,966
Monroe Capital ABS Funding Ltd. 2021-1A A2 — 2.815% 4/22/2031(f)	1,579,000	1,572,877
Monroe Capital ABS Funding Ltd. 2021-1A B — 3.908% 4/22/2031(f)	907,000	902,108
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2020-APT1 AT1 — 1.035% 12/16/2052(f)	734,000	733,525
NRZ Advance Receivables Trust 2015-ON1 2020-T3 AT3 — 1.317% 10/15/2052(f)	508,200	509,481
NRZ Advance Receivables Trust 2015-ON1 2020-T2 AT2 — 1.475% 9/15/2053(f)	2,720,000	2,724,028

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
NRZ Excess Spread-Collateralized Notes 2018-FNT1 A — 3.610% 5/25/2023(f)	$288,038	$288,290
Oasis Securitization Funding LLC 2021-1A A — 2.579% 2/15/2033(f)	402,659	403,604
Ocwen Master Advance Receivables Trust 2020-T1 AT1 — 1.278% 8/15/2052(f)	2,793,000	2,793,161
Oportun Funding XIV LLC 2021-A A — 1.210% 3/8/2028(f)	532,000	533,725
Oportun Issuance Trust 2021-B A — 1.470% 5/8/2031(f)	1,020,000	1,021,282
Owl Rock Technology Financing LLC 2020-1A A, 3M USD LIBOR + 2.950% — 3.076% 1/15/2031(e)(f)	3,099,000	3,100,267
PFS Financing Corp. 2020-F A — 0.930% 8/15/2024(f)	2,229,000	2,240,713
PFS Financing Corp. 2020-G A — 0.970% 2/15/2026(f)	832,000	836,322
PFS Financing Corp. 2020-E A — 1.000% 10/15/2025(f)	204,000	205,549
PFS Financing Corp. 2020-A A — 1.270% 6/15/2025(f)	633,000	640,443
PFS Financing Corp. 2020-F B — 1.420% 8/15/2024(f)	230,000	230,850
PFS Financing Corp. 2020-E B — 1.570% 10/15/2025(f)	1,151,000	1,161,709
PFS Financing Corp. 2020-A B — 1.770% 6/15/2025(f)	2,119,000	2,145,620
PFS Financing Corp. 2019-C A — 2.230% 10/15/2024(f)	947,000	962,936
PFS Financing Corp. 2019-C B — 2.420% 10/15/2024(f)	4,300,000	4,377,907
PFS Financing Corp. 2019-A A2 — 2.860% 4/15/2024(f)	1,676,000	1,698,862
PFS Financing Corp. 2019-A B — 3.130% 4/15/2024(f)	1,000,000	1,009,637
PFS Financing Corp. 2018-F A — 3.520% 10/15/2023(f)	486,000	486,494
SMB Private Education Loan Trust 2021-A A1, 1M USD LIBOR + 0.500% — 0.584% 1/15/2053(e)(f)	198,470	198,712
SpringCastle America Funding LLC 2020-AA A — 1.970% 9/25/2037(f)	2,154,516	2,173,544
TVEST 2020A LLC 2020-A A — 4.500% 7/15/2032(f)	431,851	434,979
VCP RRL ABS I Ltd. 2021-1A A — 2.152% 10/20/2031(f)	2,391,000	2,387,466
VCP RRL ABS I Ltd. 2021-1A B — 2.848% 10/20/2031(f)	2,135,000	2,145,402
VCP RRL ABS I Ltd. 2021-1A C — 5.425% 10/20/2031(f)	2,667,000	2,660,994
		$62,261,527

TOTAL ASSET-BACKED SECURITIES (Cost $364,984,673)		$366,418,326

CORPORATE BONDS & NOTES — 1.9%
COMMUNICATIONS — 0.3%
Consolidated Communications, Inc. — 6.500% 10/1/2028(f)	$1,119,000	$1,216,913
Frontier Communications Holdings LLC — 5.875% 10/15/2027(f)	398,000	421,880
		$1,638,793

CONSUMER, CYCLICAL — 0.4%
Air Canada 2020-1 Class C Pass Through Trust — 10.500% 7/15/2026(f)	$1,030,000	$1,266,617
Aramark Services, Inc. — 6.375% 5/1/2025(f)	316,000	331,010
Carnival Corp. — 11.500% 4/1/2023(f)	86,000	95,997
CD&R Smokey Buyer, Inc. — 6.750% 7/15/2025(f)	462,000	488,565
Royal Caribbean Cruises Ltd. — 11.500% 6/1/2025(f)	354,000	403,029
		$2,585,218
CONSUMER, NON-CYCLICAL — 0.1%
Cimpress PLC — 7.000% 6/15/2026(f)	$335,000	$348,758

ENERGY — 0.1%
Natural Resource Partners LP / NRP Finance Corp. — 9.125% 6/30/2025(f)	$831,000	$837,233

FINANCIAL — 1.0%
Golub Capital BDC, Inc. — 3.375% 4/15/2024	$1,487,000	$1,553,428

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Midcap Financial Issuer Trust — 6.500% 5/1/2028(f)	$4,098,000	$4,271,222
		$5,824,650

TOTAL CORPORATE BONDS & NOTES (Cost $10,407,340)		$11,234,652

CORPORATE BANK DEBT — 4.5%
ABG Intermediate Holding 2 LLC, 3M USD LIBOR + 5.250% — 6.250% 9/27/2024(b)(e)	$578,160	$578,160
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 3.250% — 4.000% 9/29/2024(b)(e)	1,826,576	1,824,293
Applied Systems, Inc., 1M USD LIBOR + 3.250% 9/19/2024(b)(e)	1,714,000	1,709,286
Asurion LLC, 1M USD LIBOR + 3.000% — 3.084% 11/3/2024(b)(e)	3,560,346	3,520,292
BJ Services, Inc., 7.000% — 8.500% 1/3/2023(a)(b)(c)	51,669	49,086
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 0.000% 11/12/2027(b)(i)	240,160	—
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027(b)(e)	1,807,385	1,807,385
Cimpress Public Ltd., 1M USD LIBOR + 3.500% — 4.000% 5/17/2028(b)(e)	1,215,952	1,215,952
Emerald Topco, Inc., 1M USD LIBOR + 3.500% — 0.000% 7/24/2026(b)(e)	1,900,000	1,886,947
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 4.500% 5/1/2028(b)(e)	1,121,365	1,118,562
GHX Ultimate Parent Corp., 3M USD LIBOR + 3.250% — 4.250% 6/28/2024(b)(e)	2,630,882	2,620,595
Hanjin International Corp., 3M USD LIBOR + 5.000% — 5.500% 12/23/2022(b)(e)	1,627,000	1,622,932
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 4.085% 4/30/2025(b)(e)	2,623,623	2,615,962
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023(b)(e)	480,181	240
McDermott Super Senior Exit LC — 0.500% 6/30/2024(b)(i)	640,000	(153,600)
Mediaco Holding, Inc. Class A 6.400% — 8.400% 11/25/2024(a)(b)(c)	1,166,561	1,084,901
Packers Holdings LLC, 6M USD LIBOR + 3.250% — 4.000% 3/9/2028(b)(e)	1,719,758	1,710,436
Polaris Newco, LLC Term Loan B, 1M USD LIBOR + 4.000% — 4.500% 6/2/2028(b)	1,705,000	1,707,984
Polyconcept North America Holdings, Inc., 6M USD LIBOR + 4.500% — 5.500% 8/16/2023(b)(e)	747,168	743,119
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027(b)(e)	839,322	840,900

TOTAL CORPORATE BANK DEBT (Cost $26,603,408)		$26,503,432

U.S. TREASURY — 4.2%
U.S. Treasury Bill — 0.037% 10/7/2021(g)(Cost $24,233,883)	$24,234,000	$24,233,859

TOTAL BONDS & DEBENTURES — 89.9% (Cost $522,425,920)		$524,696,517

TOTAL INVESTMENT SECURITIES — 90.3% (Cost $524,354,336)		$527,144,233

SHORT-TERM INVESTMENTS — 11.9%
State Street Bank Repurchase Agreement — 0.00% 10/1/2021
(Dated 09/30/2021, repurchase price of $69,362,000, collateralized by $70,812,900 principal amount U.S. Treasury Notes — 0.25% 2023, fair value $70,749,310)	$69,362,000	$69,362,000
TOTAL SHORT-TERM INVESTMENTS (Cost $69,362,000)		$69,362,000

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2021

(Unaudited)

Fair Value
TOTAL INVESTMENTS — 102.2% (Cost $593,716,336)	$596,506,233
Other Assets and Liabilities, net — (2.2)%	(13,063,591)
NET ASSETS — 100.0%	$583,442,642

(a)	These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 0.43% of total net assets at September 30, 2021.
(b)	Restricted securities. These restricted securities constituted 5.34% of total net assets at September 30, 2021, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.
(c)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(d)	Non-income producing security.
(e)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of September 30, 2021. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(h)	Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2021.
(i)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES

September 30, 2021

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holding 2 LLC, 3M USD LIBOR + 5.250% — 6.250% 9/27/2024	07/15/2020	$567,824	$578,160	0.10%
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 3.250% — 4.000% 9/29/2024	03/06/2020, 03/12/2020, 03/20/2020, 02/02/2021, 03/17/2021, 03/18/2021	1,754,410	1,824,293	0.31%
Applied Systems, Inc., 1M USD LIBOR + 3.250% 9/19/2024	07/28/2021, 08/03/2021, 08/04/2021	1,709,715	1,709,286	0.29%
Asurion LLC, 1M USD LIBOR + 3.000% — 3.084% 11/3/2024	01/06/2021, 03/01/2021, 03/02/2021, 05/21/2021, 07/14/2021, 08/17/2021	3,549,754	3,520,292	0.60%
BJ Services, Inc., 7.000% — 8.500% 1/3/2023	12/31/2019	51,339	49,086	0.01%
BTC Holdings Fund I, LLC — 2.870% 1/28/2027	09/01/2021	2,200,000	2,200,000	0.38%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027	04/30/2021	1,793,461	1,807,385	0.31%
Cimpress Public Ltd., 1M USD LIBOR + 3.500% — 4.000% 5/17/2028	04/30/2021	1,204,404	1,215,952	0.21%
Copper Earn Out Trust	12/07/2020	—	81,932	0.01%
Copper Property CTL Pass Through Trust	01/17/2019, 02/08/2019, 03/11/2019, 06/08/2020, 07/10/2020	939,850	1,148,455	0.20%
Emerald Topco, Inc., 1M USD LIBOR + 3.500% — 0.000% 7/24/2026	09/20/2021	1,888,125	1,886,947	0.32%
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 4.500% 5/1/2028	04/09/2021	1,110,668	1,118,562	0.19%
GHX Ultimate Parent Corp., 3M USD LIBOR + 3.250% — 4.250% 6/28/2024	05/20/2021, 07/23/2021, 08/05/2021, 08/17/2021	2,619,949	2,620,595	0.45%
Hanjin International Corp., 3M USD LIBOR + 5.000% — 5.500% 12/23/2022	12/23/2020, 02/25/2021	1,621,807	1,622,932	0.28%
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 4.085% 4/30/2025	06/10/2021, 08/02/2021, 08/03/2021, 08/12/2021	2,614,160	2,615,962	0.45%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023	02/03/2021	—	240	0.00%
McDermott Super Senior Exit LC — 0.500% 6/30/2024	02/28/2020	(4,144)	(153,600)	(0.03)%
Mediaco Holding, Inc. Class A 6.400% — 8.400% 11/25/2024	06/01/2021, 07/01/2021, 08/01/2021, 09/01/2021	1,158,666	1,084,901	0.19%
PHI Group, Inc.	08/19/2019	188,003	333,396	0.06%
PHI Group, Inc., Restricted	08/19/2019	427,782	720,692	0.12%
Packers Holdings LLC, 6M USD LIBOR + 3.250% — 4.000% 3/9/2028	04/16/2021, 08/03/2021	1,710,292	1,710,436	0.29%
Polaris Newco, LLC Term Loan B, 1M USD LIBOR + 4.000% — 4.500% 6/2/2028	06/03/2021, 07/30/2021	1,700,143	1,707,984	0.29%

FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES (Continued)

September 30, 2021

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Polyconcept North America Holdings, Inc., 6M USD LIBOR + 4.500% — 5.500% 8/16/2023	11/18/2019	$743,291	$743,119	0.13%
Windstream Rights Offering	11/16/2020	372,781	163,241	0.03%
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027	08/11/2020	810,596	840,900	0.15%
TOTAL RESTRICTED SECURITIES		$30,732,876	$31,151,148	5.34%

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.

If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of September 30, 2021:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Retailing	—	—	$1,230,387	$1,230,387
Energy	$1,054,088	—	—	1,054,088
Rights
Midstream - Oil & Gas	—	—	163,241	163,241
Commercial Mortgage-Backed Securities
Agency	—	$463,918	—	463,918
Agency Stripped	—	1,510,112	—	1,510,112
Non-Agency	—	61,384,496	—	61,384,496
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	2,757,752	—	2,757,752
Agency Pool Fixed Rate	—	232,545	—	232,545
Agency Stripped	—	157,535	—	157,535
Non-Agency Collateralized Mortgage Obligation	—	27,244,890	2,555,000	29,799,890
Asset-Backed Securities
Auto	—	109,489,664	—	109,489,664
Collateralized Loan Obligation	—	124,675,495	2,200,000	126,875,495
Credit Card	—	6,279,730	—	6,279,730
Equipment	—	61,511,910	—	61,511,910
Other	—	62,261,527	—	62,261,527
Corporate Bonds & Notes	—	11,234,652	—	11,234,652
Corporate Bank Debt	—	25,369,445	1,133,987	26,503,432
U.S. Treasury	—	24,233,859	—	24,233,859
Short-Term Investments	—	69,362,000	—	69,362,000
	$1,054,088	$588,169,530	$7,282,615	$596,506,233

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2021:

Investments	Beginning Value at December 31, 2020	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at September 30, 2021	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2021
Common Stocks	$46,818	$243,719	$939,850	—	—	$1,230,387	$243,719
Rights	123,838	39,403	—	—	—	163,241	39,403
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	756,323	552	2,555,000	$(271,896)	$(484,979)	2,555,000	—
Asset-Backed Securities Collateralized Loan Obligation	—	—	2,200,000	—	—	2,200,000	—
Corporate Bank Debt	2,746,622	(81,460)	711,226	(133,068)	(2,109,333)	1,133,987	4,915
	$3,673,601	$202,214	$6,406,076	$(404,964)	$(2,594,312)	$7,282,615	$288,037

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

There were transfers of $2,594,312 out of Level 3 into Level 2 during the period ended September 30, 2021. Transfers out of Level 3 were due to change in valuation technique from recent trade activity to vendor priced.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2021:

Financial Assets	Fair Value at September 30, 2021	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price
Common Stocks	$1,230,387	Pricing Model (a)	Quotes/Prices	$10.50 - $19.63	$19.02

Rights	$163,241	Pricing Model (a)	Quotes/Prices	$14.50	$14.50

Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	$2,555,000	Third-Party Broker Quote (b)	Quotes/Prices	$100.00	$100.00

Asset-Backed Securities Collateralized Loan Obligation	$2,200,000	Third-Party Broker Quote (b)	Quotes/Prices	$100.00	$100.00

Corporate Bank Debt	$1,133,987	Pricing Model (c)	Amortized Cost	$93.00 - $95.00	$93.09

(a) The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.

(b) The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(c) The Pricing Model technique for Level 3 securities involves external valuation by an independent third party.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2021 (excluding short-term investments), was $524,354,999 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$3,746,713
Gross unrealized depreciation:	(957,479)
Net unrealized appreciation:	$2,789,234